Investment Strategy	Jul. 25, 2025
Formidable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to meet its investment objective by investing primarily in equity securities, including common stocks, preferred stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”) and real estate investment trusts (“REITs”). The Fund invests predominantly in common stocks. The Fund’s investments are the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC (the “Sub-Adviser”).

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that combines top-down and bottom-up research and analysis. The top-down portion of the investment process seeks to identify attractive investment themes and market inefficiencies. The bottom-up portion of the process is used to make buy and sell decisions for equity securities. Both quantitative and fundamental analysis are used by the Adviser, along with valuation and technical considerations.

The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its general investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser also evaluates market segments, products, services and business models positioned to benefit significantly from innovations in commerce relative to broad securities markets, and seeks to identify the primary beneficiaries of new trends or developments in commerce to select investments for the Fund.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Adviser may at times use derivatives to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes (“ETNs”); and (iv) and FLexible EXchange® Options (“FLEX Options”) which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund may write covered call options to generate income, particularly in cases in which a holding has elevated implied volatility or is nearing a target price set by the portfolio managers as a potential exit point. In writing covered call options, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). This strategy generates income and helps to offset the cost of the Fund’s hedging strategy. The hedging component of the options overlay attempts to limit drawdowns during market declines, typically by owning either puts or put spreads on other exchange-traded fund(s) that tend to be inversely correlated with the Fund; the Fund typically uses puts on HYG (iShares iBoxx High Yield Corporate Bond Index) and IWM (iShares Russell 2000 ETF).

The Fund will “cover” the position by continuing to own the security on which the option was written until the option expires, is exercised, or is repurchased. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to meet its investment objective by investing primarily in equity securities, including common stocks, preferred stocks, related depository receipts
Formidable Dividend and Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to meet its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in large- and mid-cap equity securities, including common stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”) and real estate investment trusts (“REITs”). The Fund invests predominantly in common stocks of large- and mid-cap companies. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC (the “Sub-Adviser”). As of March 31, 2025, the Fund considers large- and mid-capitalization companies to be those with a market capitalization in excess of $10 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions.

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that is based on a combination of fundamental analysis, valuation, and technical considerations.

The Adviser’s investment process is designed to:

●	Observe

●	Portfolio positioning.

●	Economic and market conditions.

●	Investor sentiment.

●	Trends.

●	Orient

●	How should we interact with the environment?

●	Determine what is changing and at what rate.

●	How does this relate to previous experiences?

●	Decide

●	Discuss stocks where our sell discipline leans toward a sell.

●	Review potential portfolio additions.

●	Evaluate relative risk/reward.

●	Act

●	Choose optimal approach.

●	Enter/exit position.

The investment process seeks to identify stocks of large- and mid-cap companies with an attractive combination of yield, growth, and valuation, although the primary emphasis is on yield.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Adviser may at times use derivatives to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes (“ETNs”); and (iv) and FLexible EXchange® Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund may use derivatives to create income by writing covered call options on a meaningful percentage of the total portfolio. In writing covered call options, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). The hedging component of the options overlay attempts to limit drawdowns during market declines, typically by owning either puts or put spreads on other exchange-traded fund(s) that tend to be inversely correlated with the Fund; the Fund typically uses puts on SPY (SPDR S&P 500 ETF Trust).

The Fund will “cover” the position by continuing to own the security on which the option was written until the option expires, is exercised, or is repurchased. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to meet its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in large- and mid-cap equity securities, including common stocks, related depository receipts
Formidable Fortress ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to meet its investment objective by investing in large- and mid-cap equity securities, including common stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”) and real estate investment trusts (“REITs”). The Fund invests predominantly in common stocks of large- and mid-cap companies (the “Investable Universe”). The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC (the “Sub-Adviser”). As of March 31, 2025, the Fund considers large- and mid-capitalization companies to be those with a market capitalization over $10 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions.

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that is based on a combination of quantitative and fundamental analysis. The investment process seeks to identify stocks of large- and mid-cap companies which exhibit one or more of the following primary factors:

●	Capital structure discipline – lower debt levels relative to the Investable Universe;

●	Beta – lower historical price volatility relative to the Investable Universe;

●	Dividends – history of returning capital to shareholders, ideally at an increasing level; and

●	Quality – relative to the Investable Universe, companies with higher returns on equity (ROE), operating margins, and earnings growth.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Notwithstanding, the Fund would generally expect to own the securities of approximately 30 companies although the Fund may at times own a much lesser number and at other times it could own a larger number.

The Fund may use derivatives to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes (“ETNs”); and (iv) and Flexible Exchange® Options (“FLEX Options”) which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund may write covered call options to generate income, particularly in cases in which a holding has elevated implied volatility or is nearing a target price set by the portfolio managers as a potential exit point. In writing covered call options, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). This strategy generates income and helps to offset the cost of the Fund’s hedging strategy. The hedging component of the options overlay attempts to limit drawdowns during market declines, typically by owning either puts or put spreads on other exchange-traded fund(s) that tend to be inversely correlated with the Fund; the Fund typically uses puts on SPY (SPDR S&P 500 ETF Trust).

The Fund will “cover” the position by continuing to own the security on which the option was written until the option expires, is exercised, or is repurchased. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to meet its investment objective by investing in large- and mid-cap equity securities, including common stocks, related depository receipts